Schedule of hierarchy levels of fair value (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Warrant liability	$ 49,894	$ 4,868,703	$ 14,135,321
Convertible debt	7,250,603	9,951,496	10,793,459
Promissory notes receivable	576,528
Investment at FVTPL	2,629,851	2,629,851
Publisher advance		4,534,218
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt
Promissory notes receivable
Investment at FVTPL
Publisher advance
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt
Promissory notes receivable
Investment at FVTPL
Publisher advance
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt	7,250,603	9,951,496	$ 10,793,459
Promissory notes receivable	576,528
Investment at FVTPL	$ 2,629,851	2,629,851
Publisher advance		$ 4,534,218